OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE [Abstract]
OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE
NOTE 8 - OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE
Administrative Services Arrangement
An affiliate of the Digital World sponsor ARC agreed, commencing from the date when Digital World’s Registration Statement was declared effective through the earlier of Digital World’s consummation of a Business Combination and its liquidation, to make available to the Digital World certain general and administrative services, including office space, utilities and administrative services, as Digital World required from time to time. Digital World agreed to pay the affiliate of the Sponsor $15.0 per month for these services. The agreement with the Sponsor was terminated on April 5, 2023, $221.0 was unpaid as of June 30, 2024.
Advances – related party
During 2022 and the year ended December 31, 2023, the Digital World Sponsor paid, on behalf of Digital World, $470.8 to a vendor for costs incurred by Digital World and $41.0 directly to Digital World. As of June 30, 2024, the Company’s obligation to the Sponsor for such payments was outstanding in the amount of $41.0.
Effective June 13, 2022, Private TMTG entered into a Consulting Services Agreement with Trishul, LLC (“Trishul”). Pursuant to such agreement and subsequent performance by the parties thereto, Trishul provided consulting services to Private TMTG until the consulting relationship was terminated by Private TMTG effective March 25, 2024, upon the Closing of the Business Combination. During the three months ended June 30, 2024 and 2023, TMTG paid $8.3 and $30.5, respectively, and during the six months ended June 30, 2024 and 2023 paid $38.3 and $70.5, respectively, to Trishul. As of June 30, 2024 and December 31, 2023, TMTG had an outstanding payable balance of zero to Trishul. Trishul is owned by Kashyap “Kash” Patel, a director of TMTG since March 25, 2024, and previously a director of Private TMTG from March 11, 2022, until March 26, 2024.
In August 2021, Private TMTG entered into a Consulting Services Agreement with Hudson Digital, LLC (“Hudson Digital”). Pursuant to the agreement, which as amended expires December 31, 2024, Hudson Digital provides consulting services to TMTG. Hudson Digital also received a TMTG Executive Promissory Note in the principal amount of $4,000.0, which converted into common shares immediately before the Closing (along with all other Private TMTG Convertible Notes), and a $600.0 retention bonus following the Closing. During the three months ended June 30, 2024 and 2023, we paid $60.0 and $60.0, respectively, and for the six months ended June 30, 2024, we paid $120.0 and $120.0, respectively, to Hudson Digital. As of June 30, 2024 and December 31, 2023, TMTG had an outstanding payable balances of zero to Hudson Digital. Hudson Digital is owned by Daniel Scavino, who served as a director of Private TMTG from February 16, 2023, until March 25, 2024. Mr. Scavino has not served as an officer or director of TMTG.
In June 2024, in connection with a company event, TMTG paid $78.2 to Mar-a-Lago Club LLC, which is owned by the Donald J. Trump Revocable Trust, dated April 7, 2014. At the time of such transaction, Donald J. Trump owned more than 5% of TMTG’s common stock.

NOTE 6 – OTHER INCOME – RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE
There was no other income – related party for the period. The other income – related party in 2021 amounted to $2,123.3 related to a licensing agreement with one of the Stockholders. At the end of fourth quarter 2021, $23.3 was still outstanding. TMTG was assigned net revenue from a series of public appearances by President Trump in accordance with a licensing arrangement. The income was valued on a dollar-for-dollar basis with the underlying sales. TMTG did not incur any costs in connection with such assigned sales.
In terms of the agreement, these sales were made in the fourth quarter of 2021 and final payment was made to TMTG, in accordance with the license agreement, in February of 2022. Related party payable is operational funding of $95.5 received from two of the Stockholders during the first quarter of 2021, which was repaid in May of 2022. The operational funding carried no specific repayment terms or interest charges.
Effective June 13, 2022, the Company entered into a Consulting Services Agreement with Trishul, LLC (“Trishul”). Pursuant to such agreement and subsequent performance by the parties thereto, Trishul provided consulting services to the Company until the consulting relationship was terminated by the Company on March 25, 2024. During the years ended December 31, 2023 and 2022, the Company paid $131.7 and $50.0, respectively, to Trishul. As of December 31, 2023 and 2022, the Company had an outstanding payable balance of zero and $20.0, respectively, to Trishul. Trishul is owned by Kashyap “Kash” Patel, a director of the Company from March 11, 2022 to March 26, 2024.
In August 2021, the Company entered into a Consulting Serivces Agreement with Hudson Digital, LLC (“Hudson Digital”). Pursuant to the agreement, which as amended expires in December 31, 2024, Hudson Digital provides consulting services to the Company. During the years ended December 31, 2023 and 2022, the Company paid $240.0 and $240.0, respectively, to Hudson Digital. As of December 31, 2023 and 2022, the Company an had outstanding payable balance of zero to Hudson Digital. Hudson Digital is owned by Daniel Scavino, who served as a director of the Company from February 16, 2023, until March 25, 2024.